Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Disaggregation of Revenue

The following tables disaggregate the Company’s product sales and services revenue by major source for the three months ended March 31, 2024 and 2023:

	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
(in thousands)	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Screen system sales	$3,035	$-	$3,035	$2,958	$-	$2,958
Digital equipment sales	4,238	-	4,238	3,526	-	3,526
Extended warranty sales	58	-	58	51	-	51
Other product sales	691	-	691	669	-	669
Total product sales	8,022	-	8,022	7,204	-	7,204
Field maintenance and monitoring services	1,909	-	1,909	1,891	-	1,891
Installation services	936	-	936	802	-	802
Other service revenues	203	197	400	54	158	212
Total service revenues	3,048	197	3,245	2,747	158	2,905
Total	$11,070	$197	$11,267	$9,951	$158	$10,109

Schedule Disaggregate Revenue by the Timing of Transfer of Goods or Services

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the three months March 31, 2024 and March 31, 2023:

(in thousands)	Three Months Ended March 31, 2024			Three Months Ended March 31, 2023
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Point in time	$9,473	$2	$9,475	$8,430	$14	$8,444
Over time	1,597	195	1,792	1,521	144	1,665
Total	$11,070	$197	$11,267	$9,951	$158	$10,109

FG Group Holdings Inc [Member]
Schedule of Disaggregation of Revenue

The following tables disaggregate the Company’s revenue by major source for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Screen system sales	$14,925	$-	$14,925	$13,923	$-	$13,923
Digital equipment sales	12,937	-	12,937	13,245	-	13,245
Extended warranty sales	182	-	182	347	-	347
Other product sales	2,732	-	2,732	2,604	-	2,604
Total product sales	30,776	-	30,776	30,119	-	30,119
Field maintenance and monitoring services	7,808	-	7,808	6,797	-	6,797
Installation services	3,508	-	3,508	1,889	-	1,889
Other service revenues	524	712	1,236	148	1,370	1,518
Total service revenues	11,840	712	12,552	8,834	1,370	10,204
Total	$42,616	$712	$43,328	$38,953	$1,370	$40,323

Schedule Disaggregate Revenue by the Timing of Transfer of Goods or Services

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023			Year Ended December 31, 2022
	Strong Entertainment	Other	Total	Strong Entertainment	Other	Total
Point in time	$36,441	$66	$36,507	$33,599	$139	$33,738
Over time	6,175	646	6,821	5,354	1,231	6,585
Total	$42,616	$712	$43,328	$38,953	$1,370	$40,323

Strong Global Entertainment Inc [Member]
Schedule of Disaggregation of Revenue

The following tables disaggregate the Company’s revenue by major source for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Screen system sales	$3,035	$2,958
Digital equipment sales	4,238	3,526
Extended warranty sales	58	51
Other product sales	691	669
Total product sales	8,022	7,204
Field maintenance and monitoring services	1,909	1,891
Installation services	936	802
Other service revenues	203	54
Total service revenues	3,048	2,747
Total	$11,070	$9,951

The following tables disaggregate the Company’s revenue by major source for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Screen system sales	$14,925	$13,923
Digital equipment sales	12,937	13,245
Extended warranty sales	182	347
Other product sales	2,732	2,604
Total product sales	30,776	30,119
Field maintenance and monitoring services	7,808	6,797
Installation services	3,508	1,889
Other service revenues	524	148
Total service revenues	11,840	8,834
Total net revenues	$42,616	$38,953

Schedule of Disaggregation of Revenue by Timing of Transfer of Goods or Services

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Point in time	$9,473	$8,430
Over time	1,597	1,521
Total	$11,070	$9,951

The following tables disaggregate the Company’s revenue by the timing of transfer of goods or services to the customer for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
Point in time	$36,441	$33,599
Over time	6,175	5,354
Total revenues	$42,616	$38,953

Schedule of Revenue by Geographic Area

The following tables summarize the Company’s revenue by geographic area for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
United States	$9,629	$8,577
Canada	163	313
China	81	22
Mexico	18	-
Latin America	159	256
Europe	656	396
Asia (excluding China)	88	153
Other	276	234
Total	$11,070	$9,951

The following tables summarize the Company’s revenue by geographic area for the years ended December 31, 2023 and December 31, 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
United States	$36,111	$33,585
Canada	1,192	1,622
China	22	327
Mexico	145	20
Latin America	593	592
Europe	1,449	1,076
Asia (excluding China)	2,265	809
Other	839	922
Total	$42,616	$38,953